Share-based Payments (Details)	12 Months Ended					24 Months Ended
	Dec. 31, 2015 USD ($) ¥ / shares $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2014 shares	Mar. 31, 2011 shares
Share-based Payments
Exercise Price per share (in dollars per share) | $ / shares				$ 0.72
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		0	0	450,569
Expiration period from grant date		10 years
Post-termination exercise period		9 months
Maximum period of authorized leave of absence after which vesting shall be suspended		90 days
Options outstanding
Outstanding at the beginning of the period (in shares)		3,404,909	5,440,760		7,402,842	5,440,760
Granted (in shares)		0	0	450,569
Exercised (in shares)		(956,587)	(1,883,977)	(1,905,026)
Forfeited (in shares)		(11,451)	(151,874)	(507,625)
Outstanding at the end of the period (in shares)		2,436,871	3,404,909	5,440,760		2,436,871
Non-vested at the end of the period (in shares)	511,863	511,863				511,863
Vested and expected to vest at the end of the period (in shares)	2,432,545	2,432,545				2,432,545
Exercisable at the end of the period (in shares)	1,911,057	1,911,057				1,911,057
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 1.26	$ 1.18		$ 1.16	$ 1.18
Granted (in dollars per share) | $ / shares				$ 0.72
Exercised (in dollars per share) | $ / shares		1.04	0.95	1.18
Forfeited (in dollars per share) | $ / shares		2.29	2.52	0.84
Outstanding at the end of the period (in dollars per share) | $ / shares		1.33	$ 1.26	$ 1.18		1.33
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	$ 1.33	1.33				1.33
Exercisable at the end of the period (in dollars per share) | $ / shares	1.51	$ 1.51				1.51
Weighted average remaining contractual life per share
Exercised		11 days	4 months 17 days
Forfeited		1 month 2 days	1 year 2 months 9 days
Outstanding at the end of the period		2 months 9 days	8 months 9 days	1 year 4 months 13 days
Vested and expected to vest at the end of the period		2 months 9 days
Exercisable at the end of the period		2 months 1 day
Weighted average fair value at grant date
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 6.31	$ 4.13		6.31
Granted (in dollars per share) | $ / shares				8.88
Exercised (in dollars per share) | $ / shares		$ 3.07	3.38	3.95
Forfeited (in dollars per share) | $ / shares		2.29	5.21	3.09
Outstanding at the end of the period (in dollars per share) | $ / shares				6.31	$ 4.13
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 3.58	3.58				3.58
Weighted average intrinsic value per option
Outstanding at the beginning of the period (in dollars per share) | $ / shares		96.44	40.66			$ 40.66
Exercised (in dollars per share) | $ / shares		75.31	96.75
Forfeited (in dollars per share) | $ / shares		$ 74.06
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 96.44	$ 40.66
Aggregate intrinsic value
Outstanding at the beginning of the period | $		$ 328,383,350	$ 221,196,775	$ 57,439,086		$ 221,196,775
Granted | $				18,525,384
Exercised | $		72,038,452	182,277,923	77,465,467
Forfeited | $		848,073
Outstanding at the end of the period | $			$ 328,383,350	$ 221,196,775	$ 57,439,086
Vested and expected to vest at the end of the period | $	$ 182,482,520	182,482,520				182,482,520
Exercisable at the end of the period | $	$ 143,031,421	$ 143,031,421				$ 143,031,421
Binomial model
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)				0.00%	0.00%
Expected life				10 years	10 years
Weighted average fair value of underlying ordinary shares | $ / shares				$ 8.88	$ 8.36
Binomial model | Minimum
Assumptions used in valuation of the fair value of the share options
Risk-free interest rate (as a percent)				3.19%	2.54%
Expected volatility (as a percent)				24.09%	51.33%
Exercise multiples				2.2	2.2
Binomial model | Maximum
Assumptions used in valuation of the fair value of the share options
Risk-free interest rate (as a percent)				3.30%	3.00%
Expected volatility (as a percent)				34.77%	53.12%
Exercise multiples				2.8	2.8
Employees | Binomial model
Assumptions used in valuation of the fair value of the share options
Estimated forfeiture rate (as a percent)		13.00%	13.00%	12.00%
Key management | Binomial model
Assumptions used in valuation of the fair value of the share options
Estimated forfeiture rate (as a percent)		0.00%	0.00%	0.00%
Awards granted on March 18, 2011 with exercise price of $0.5
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	$ 0.5
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		1,470,000
Percentage of options granted, vesting at the first anniversary of grant date		36.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0277778
Options outstanding
Granted (in shares)		1,470,000
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	0.5
Awards granted on March 18, 2011 with exercise price of $0.5
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	0.5
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		183,750
Percentage of options granted, vesting at the first anniversary of grant date		29.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		183,750
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	0.5
Awards granted on March 18, 2011 with exercise price of $0.5
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	0.5
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		735,000
Percentage of options granted, vesting at the first anniversary of grant date		37.50%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		735,000
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	0.5
Awards granted on March 18, 2011 with exercise price of $0.5
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	0.5
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		735,000
Percentage of options granted, vesting at the first anniversary of grant date		56.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		735,000
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	0.5
Awards granted on March 18, 2011 with exercise price of $0.5
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	0.5
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		367,500
Percentage of options granted, vesting at the first anniversary of grant date		33.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		367,500
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	0.5
Awards granted on March 28, 2011 with exercise price of $0.5
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	0.5
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		945,000
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		945,000
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	0.5
Awards granted on July 10, 2011 with exercise price of $0.5
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	0.5
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		50,000
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		50,000
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	0.5
Awards granted on August 30, 2011 with exercise price of $2.52
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	2.52
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		819,638
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		819,638
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	2.52
Awards granted on November 30, 2011 with exercise price of $2.52
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	2.52
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		551,250
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		551,250
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	2.52
Awards granted on November 30, 2011 with exercise price of $2.50
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	2.50
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		1,310,000
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		1,310,000
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	2.50
Awards granted on February 1, 2012 with exercise price of $2.52
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	2.52
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		204,910
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		204,910
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	2.52
Awards granted on April 16, 2012 with exercise price of $ 2.50
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	2.50
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		553,138
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		553,138
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	2.50
Awards granted on January 1, 2013 with exercise price of $0.50
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	0.50
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		400,000
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		400,000
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	0.50
Awards granted on March 22, 2013 with exercise price of $2.50
Share-based Payments
Exercise Price per share (in dollars per share) | ¥ / shares	2.50
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)		50,569
Percentage of options granted, vesting at the first anniversary of grant date		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary		0.0208333
Options outstanding
Granted (in shares)		50,569
Weighted average exercise price per share
Granted (in dollars per share) | ¥ / shares	$ 2.50
2011 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation								7,350,000
2012 Plan
Share-based Payments
Maximum aggregate number of shares that may be issued per calendar year					1,500,000
2012 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation					9,000,000
2014 Plan
Share-based Payments
Automatic increase of authorized ordinary shares							1.50%
2014 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation							5,366,998